Convertible Notes Payable - October 2012 Subordinated Convertible Note - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended				12 Months Ended			1 Months Ended		12 Months Ended
	Apr. 10, 2013	May 28, 2013	Jun. 30, 2013	Dec. 31, 2013	Mar. 31, 2014	Aug. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Non-current other liabilities [Member]	Dec. 31, 2013 Current and non-current other assets [Member]	Dec. 31, 2013 Legal fees [Member]	Oct. 31, 2012 October 2012 subordinated convertible note [Member]	Oct. 16, 2012 October 2012 subordinated convertible note [Member]	Dec. 31, 2013 October 2012 subordinated convertible note [Member]	Apr. 10, 2013 October 2012 subordinated convertible note [Member]	Dec. 31, 2012 October 2012 subordinated convertible note [Member]	Dec. 31, 2012 October 2012 subordinated convertible note [Member] Agent fee [Member]	Dec. 31, 2013 October 2012 subordinated convertible note [Member] Conversion adjusted rate [Member]	Dec. 31, 2013 October 2012 subordinated convertible note [Member] Maximum [Member]	Dec. 31, 2013 October 2012 subordinated convertible note [Member] Minimum [Member]
Debt Instrument [Line Items]
Company borrowed convertible note												$ 2,500,000
Convertible Note initial maturity term												3 years
Convertible Note additional maturity term												2 years
Convertible Note interest percentage per annum												12.00%	12.00%
Outstanding principal balance													1,250,000		1,703,000
Accrued interest on promissory notes	74,000		74,000	74,000
Convertible debt, fair value													1,360,000	1,360,000
Gain on extinguishment of debt				49,000
Converted Agent Fee								48,000	39,000
Agent Fee, percentage											5.00%
Additional agent fee, percentage											1.00%
Deferred financing costs	24,000			148,000	102,000		261,000			22,000	87,000					89,000
Convertible into share of common stock per share													85.00%				80.00%
Discount on conversion price																		20.00%	15.00%
Public offering price of the shares sold						$ 12.00							$ 12.00
Estimated fair value of Convertible Notes as of issuance dates												2,662,000	2,500,000		2,797,000
Proceeds from issuance of Convertible Notes		3,000,000										2,500,000
Excess of estimated fair value of Convertible Notes												162,000
Increase of estimated fair value of Convertible Notes													$ 133,000